FAIR VALUE AND RISK MANAGEMENT - Risk Management - Interest rate risk (Details) - Interest rate risk	12 Months Ended
Dec. 31, 2022
Fixed interest rate
Risk Management
Percentage of debt	62.00%
Variable interest rate
Risk Management
Percentage of debt	38.00%
Prime rate
Risk Management
Borrowings, adjustment to interest rate basis	0.90%
2023 Debentures | Fixed interest rate
Risk Management
Interest payment rate	2.43%
2027 Debentures | Fixed interest rate
Risk Management
Interest payment rate	2.964%
2028 Debentures | Fixed interest rate
Risk Management
Interest payment rate	1.004%
2030 Debentures | Fixed interest rate
Risk Management
Interest payment rate	1.045%
2024 Term Loan | Fixed interest rate
Risk Management
Interest payment rate	0.272%
2025 Term Loan | Fixed interest rate
Risk Management
Interest payment rate	5.016%
2026 Term Loan | Fixed interest rate
Risk Management
Interest payment rate	1.105%